Lease financing	12 Months Ended
Dec. 31, 2023
Lease Financing
Lease financing

7.      Lease financing:

Financing through bareboat leases:

On September 3, 2020, the Company entered into an agreement to sell Star Lutas to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. The amount of $16,000 received under the agreement on September 18, 2020, was used to pay the vessel’s remaining amount under the then existing loan agreement. In September 2023, the outstanding amount under the lease agreement was repaid using the funds received under the ING Facility (Note 8).

On September 21, 2020, the Company entered into sale and leaseback agreements with SPDB Financial Leasing Co. Ltd. (“SPDFL”) for the vessels Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares. In September 2020, an aggregate amount of $76,500 was received pursuant to the five sale and leaseback agreements, which was used to pay the remaining amount under the then existing loan agreement. In September 2023, the outstanding amounts under the lease agreements were repaid using the funds received under the ESUN $140,000 Facility (Note 8).

On September 25, 2020, the Company entered into sale and leaseback agreements with ICBC Financial Leasing Co., Ltd. (“ICBC”) for the vessels Gargantua, Goliath and Maharaj. An aggregate amount of $93,150 was received on September 29, 2020, pursuant to the three sale and leaseback agreements, which was used to pay the remaining amount under the then existing loan agreement. In September 2023, the outstanding amounts under the lease agreements were repaid using the funds received under the ESUN $140,000 Facility (Note 8).

On March 29, 2019, the Company entered into an agreement to sell Star Pisces to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. The amount of $19,125 provided under the agreement which was concluded in April 2019, was used to pay the remaining amount under the then existing loan agreement. In May 2023, the outstanding amount under the lease agreement was prepaid using the funds received under the SEB $30,000 Facility (Note 8).

On July 10, 2019, the Company entered into an agreement to sell Star Challenger to Kyowa Sansho Co. Ltd. and simultaneously entered into an eleven-year bareboat charter party contract for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus a variable amount and the Company has an option to purchase the vessel starting on the third anniversary of vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term. The amount of $15,000 provided under the agreement was used to pay the remaining amount under the then existing loan agreement.

In December 2018, the Company sold and simultaneously entered into a bareboat charter party contract with an affiliate of Kyowa Sansho to bareboat charter the vessel Star Fighter for ten years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. Under the terms of the bareboat charter, the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $2,450. The amount of $16,125 provided under the respective agreement was used to pay the remaining amount under the then existing loan agreement.

Some of the Company’s bareboat lease agreements contain financial covenants similar to those included in the Company’s credit facilities described in detail in Note 8 below.

7.	Lease financing-(continued):

Financing through bareboat leases-(continued):

The Company’s two lease financing agreements in existence as of December 31, 2023, described above, contain purchase options during their terms, at pre-determined amortizing purchase prices and purchase obligations at the expiration of their terms, at fixed prices, which, at the time of recognition were considered to be at significantly lower levels compared to the expected fair value of each vessel at that time. Based on applicable accounting guidance, such transactions are accounted for as financing arrangements and accordingly the Company presents the corresponding leased vessels at their net book values on its consolidated balance sheets in “Vessels and other fixed assets, net”, while the financing liability is presented in “Lease financing” in the Company’s consolidated balance sheets. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the consolidated income statements (Note 8).

The principal payments required to be made after December 31, 2023, for the outstanding bareboat lease obligations recognized on the balance sheet as described above, are as follows:

Twelve month periods ending	Amount
December 31, 2024	$2,731
December 31, 2025	2,731
December 31, 2026	2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029 and thereafter	2,046
Total bareboat lease minimum payments	$18,037
Unamortized lease issuance costs	(98)
Total bareboat lease minimum payments, net	$17,939
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	15,208